Income Taxes - Components of Partnership's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Tax losses carried forward	$ 120,789	$ 109,013
Other	6,204	2,747
Total deferred tax assets	126,993	111,760
Deferred tax liabilities:
Vessels and equipment	14,046	5,974
Long-term debt	365	1,691
Other	620	1,933
Deferred Tax Liabilities, Gross	15,031	9,598
Net deferred tax assets	111,962	102,162
Valuation allowance	(85,560)	(78,365)
Net deferred tax assets(2)	26,402	23,797
Disclosed in:
Deferred tax asset	28,110	24,659
Other long-term liabilities	1,708	862
Net deferred tax assets(2)	26,402	23,797
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	509,800	442,200
Change in deferred tax assets due to change in tax rates	1,027	$ 2,374
Carried forward indefinitely
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	498,800
2026
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	7,200
2034
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	1,800
2037
Operating Loss Carryforwards [Line Items]
Income tax net operating loss carry forward	$ 2,000